Share Capital - Schedule of Authorized Share Capital (Details) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Equity
Opening balance			22,491,000	19,841,000
Opening balance, value			$ 114,840	$ 106,786
Shares issued on exercise of stock options			219,000	10,000
Shares issued on exercise of stock options, value			$ 508	$ 38
Shares issued on exercise of warrants			2,000	370,000
Shares issued on exercise of warrants, value			$ 8	$ 699
Shares issued from bought deal				2,185,000
Shares issued from bought deal, value				$ 6,903
Shares issued in exchange of mineral rights				45,000
Shares issued in exchange of mineral rights, value				$ 169
Shares issued on acquisition of Otis Gold Corp			8,131,000
Shares issued on acquisition of Otis Gold Corp, value			$ 16,370
Shares issued as part of Credit Facility			107,000,000
Shares issued as part of Credit Facility, value			$ 180
Shares issued to settle payables		670,974	671,000
Shares issued to settle payables, value	[1]		$ 1,738
Value of shares issued in asset acquisition			66,000
Value of shares issued in asset acquisition, value			$ 246
Shares issued on exercise of RSUs and DSUs			382,000	40,000
Shares issued on exercise of RSUs and DSUs, value			$ 1,626	$ 245
Ending balance		32,069,000	32,069,000	22,491,000
Ending balance, value		$ 135,516	$ 135,516	$ 114,840

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican payables as approved by the TSX totaling C$2,098. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the shares issued and the carrying amount of the payables settled.